CERTAMX

1-33025

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

07053205

April 25, 2007

RECD S.E.C.
APR 2 7 2007
1086

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 24, 2007 the American Stock Exchange LLC (the "Exchange") received from Claymore Exchange-Traded Fund Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value

For each of the Trust's two investment portfolios:

Claymore/Clear Mid-Cap Growth Index ETF

Claymore/IndexIQ Small-Cap Value ETF

PROCESSED
MAY 0 8 2007
THOMSON
FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END